UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/2023

Explanatory Note:

The Registrant is filing this amendment (“Amendment”) to its Form N-CSR for the year ended August 31, 2023, originally filed with the Securities and Exchange Commission on November 3, 2023 (Accession Number 0001193125-23-270181) to amend Item 1, “Reports to Stockholders” for Invesco Short Term Municipal Fund. The sole purpose of this amendment is to replace the information appearing under the subheading titled “Market Conditions of Your Fund” under the heading “Management’s Discussion of Fund Performance” on page 2 of the “Report to Stockholders” for Invesco Short Term Municipal Fund. Items 1 (except as noted above for Invesco Short Term Municipal Fund) through 13(a)(1) of the Registrant’s Form N-CSR originally filed on November 3, 2023 are incorporated herein by reference. Other than the aforementioned, no other information or disclosures contained in the original filing are being amended by this Amendment.

ITEM 1.	REPORTS TO STOCKHOLDERS

Annual Report to Shareholders	August 31, 2023

Invesco Short Term Municipal Fund

Nasdaq:

A: ORSTX ∎ Y: ORSYX ∎ R6: STMUX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

6	Liquidity Risk Management Program

8	Schedule of Investments

26	Financial Statements

29	Financial Highlights

30	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm

36	Fund Expenses

37	Approval of Investment Advisory and Sub-Advisory Contracts

40	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary
For the fiscal year ended August 31, 2023, Class A shares of Invesco Short Term Municipal Fund (the Fund), at net asset value (NAV), outperformed the S&P Municipal Bond Short Index.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 8/31/22 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.05%
Class Y Shares	2.30
Class R6 Shares	2.10
S&P Municipal Bond Short Index▼	1.58

Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

During the fiscal year, investment grade municipal bonds returned 1.71%, high yield municipal bonds returned 0.52% and taxable municipal bonds returned -0.12%.1

    The municipal market set near record lows in 2022, marking the second worst calendar year return, preceded by 1981, making it one of the most challenging years in history.1 After the US Federal Reserve’s (the Fed’s) December meeting, the AAA† municipal yield curve inverted between one- and 10-year maturities. Any inversion is noteworthy, but this was a first for municipal bonds. An inversion on the short end continued through the rest of the fiscal year.

    Investors remained hopeful for the 2023 calendar year, despite concerns about inflation and interest rates; however, in March, the focus unexpectedly shifted as Silicon Valley Bank collapsed after a bank run, marking the second-largest bank failure in US history. Fears about the health of the global banking system ensued and demand for perceived safe-haven asset classes increased, driving down Treasury and municipal yields. Although three other bank failures followed, fears of larger systemic instability faded in the following months.

    Debt ceiling concerns dominated most of the second quarter of 2023. The US government might have defaulted on its debt obligations, causing economic fallout across the global economy, had congressional action not been made in early June. After months of on-and-off negotiations between the White House and congressional leaders, just ahead of the payment deadline, the US Congress passed and President Biden signed into law the “Fiscal Responsibility Act,” an agreement which suspends the limit on the federal debt ceiling until 2025 in exchange for capping federal spending.

    In its efforts to rein in inflation without harming employment or the overall economy, the Fed continued with its most aggressive monetary policy since the 1980s. The Fed raised the federal funds rate seven times over the fiscal year bringing the target rate to

5.50%, as of the end of August.2 The Federal Open Market Committee explained its commitment to returning inflation to its 2% objective while continuing to assess a wide range of information, including labor market conditions, inflation pressures and expectations and financial and international developments.2

    New issuance for the fiscal year totaled $338 billion, down 23% from the previous year’s $441 billion.1 Issuers, with cash on their balance sheets, have been reluctant to issue at higher interest rates.

    Record-breaking inflows reported in 2021 were followed by record breaking outflows totaling $122 billion in 2022. This trend has continued into 2023 and outflows from municipal funds have totaled $7.6 billion for the calendar year.3

    Municipal credits have a long history of low defaults as many provide essential services to all Americans. This continues to be the case as evidenced by S&P rating changes. During the second quarter of 2023, S&P’s rating activity was quite positive with 465 ratings upgraded versus 76 downgraded, translating to more than six upgrades for every downgrade.4 This marks the ninth consecutive quarter of overall credit quality improvement. This positive dynamic likely stems from benefits of the various federal stimulus measures including the American Rescue Plan Act, the Infrastructure Investment and Jobs Act and the Inflation Reduction Act, as well as higher revenues collected by state and local governments.

    We believe the valuable benefits of municipal bonds, including tax-exempt income, low correlations to other asset classes and low default rates, will again drive demand once the current market volatility and economic uncertainty has subsided. We continue to rely on our experienced portfolio managers and credit analysts to weather the challenges while identifying marketplace opportunities to add long-term value for shareholders.

    During the fiscal year, overweight exposures to the health care and utility sectors contributed to the Fund’s relative return. Overweight allocations to bonds rated BBB and A† also added to relative Fund performance. On a state level, overweight exposure to bonds domiciled in New York and Pennsylvania contributed to relative Fund performance.

    Underweight allocations to prerefunded bonds and local general obligation bonds detracted from relative Fund performance over the fiscal year. An underweight exposure to AA-rated† bonds also detracted from relative Fund performance. On a state level, underweight exposure to bonds domiciled in California detracted from relative Fund performance.

    We wish to remind you that the Fund is subject to interest rate risk, meaning when interest rates rise, the value of fixed-income securities tends to fall. The degree to which the value of fixed-income securities may decline due to rising interest rates may vary depending on the speed and magnitude of the increase in interest rates, as well as individual security characteristics, such as price, maturity, duration and coupon and market forces, such as supply and demand for similar securities. We are monitoring interest rates, as well as the market, economic and geopolitical factors that may impact the direction, speed and magnitude of changes to interest rates across the maturity spectrum, including the potential impact of monetary policy changes by the Fed and certain foreign central banks. If interest rates rise or fall faster than expected, markets may experience increased volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

    Thank you for investing in Invesco Short Term Municipal Fund and for sharing our long-term investment horizon.

1	Source: Bloomberg LP

2	Source: US Federal Reserve

3	Source: Lipper Inc.

4	Source: Standard & Poor’s

† A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

Portfolio manager(s):

Michael Magee

Tim O’Reilly

Mark Paris

Rebecca Setcavage

Julius Williams

2	Invesco Short Term Municipal Fund

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3	Invesco Short Term Municipal Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 8/31/13

1  Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4	Invesco Short Term Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges

Class A Shares
Inception (12/6/10)	1.87%
10 Years	1.67
5 Years	1.42
1 Year	2.05

Class Y Shares
Inception (12/6/10)	2.11%
10 Years	1.92
5 Years	1.67
1 Year	2.30

Class R6 Shares
10 Years	1.83%
5 Years	1.74
1 Year	2.10

Effective May 24, 2019, Class A and Class Y shares of the Oppenheimer Short Term Municipal Fund, (the predecessor fund), were reorganized into Class A and Class Y shares, respectively, of the Invesco Oppenheimer Short Term Municipal Fund. The Fund was subsequently renamed the Invesco Short Term Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A and Class Y shares are those for Class A and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A, Class Y and Class R6 shares do not have a front-end sales charge or a contingent deferred sales charge (CDSC); therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5	Invesco Short Term Municipal Fund

Supplemental Information

Invesco Short Term Municipal Fund’s investment objective is to seek tax-free income.

∎	Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The S&P Municipal Bond Short Index tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT) that have maturities between six months and four years.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program

Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6	Invesco Short Term Municipal Fund

Fund Information

Portfolio Composition

By credit sector	% of total investments

Revenue Bonds	63.69%

Other	19.62

General Obligation Bonds	14.24

Pre-Refunded Bonds	2.45

Top Five Debt Holdings
% of total net assets

1. Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 B, VRD RB	2.48%

2. Rib Floater Trust, Series 2022-006, VRD RB	1.99

3. Main Street Natural Gas, Inc., Subseries 2018 D, RB	1.65

4. Main Street Natural Gas, Inc., Series 2018 A, RB	1.54

5. Mizuho Floater/Residual Trust, Series 2020- MIZ9027, VRD Revenue Ctfs.	1.39

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

Data presented here are as of August 31, 2023.

7	Invesco Short Term Municipal Fund

Schedule of Investments

August 31, 2023

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.14%
Alabama–1.27%

Alabama (City of), AL Industrial Development Board; Series 2009, VRD RB(a)	3.05%	06/01/2034	$8,600	$ 8,600,000

Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(b)	4.38%	06/01/2028	10	10,007

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(c)	4.00%	12/01/2025	5,000	4,959,963

Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(c)	4.00%	10/01/2026	7,000	6,914,867

UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	2,500	2,579,283

				23,064,120

Alaska–0.16%

Matanuska-Susitna (Borough of), AK; Series 2014 B, GO Bonds	5.00%	11/01/2026	1,000	1,009,786

Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,010	1,964,650

				2,974,436

Arizona–1.83%

Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,106

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2027	100	101,487

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022, RB(c)(d)	5.00%	09/01/2027	10,000	10,294,883

Glendale Municipal Property Corp.;

Series 2012 B, Ref. RB	5.00%	07/01/2025	1,000	1,001,011

Series 2012 B, Ref. RB	5.00%	07/01/2029	3,550	3,553,914

Series 2012 B, Ref. RB	5.00%	07/01/2033	570	570,557

Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2023 A-1, RB(c)	5.00%	05/15/2026	5,000	5,182,482

Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(b)	4.50%	07/01/2024	10	10,007

Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2037	5,000	5,187,345

Pima (County of), AZ; Series 2014, RB	5.00%	07/01/2028	745	745,827

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	80	79,126

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	185	172,548

Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,072,958

Sun Devil Energy Center LLC; Series 2008, Ref. RB	5.00%	07/01/2027	100	100,113

Sun Devil Energy Center LLC (Arizona State University); Series 2008, Ref. RB	5.00%	07/01/2030	155	155,157

University of Arizona (The) (Stimulus Plan for Economic and Educational Development); Series 2014, RB	5.00%	08/01/2034	920	927,167

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.38%	06/01/2024	10	10,008

Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	670	662,544

Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(e)	3.90%	09/01/2024	185	182,535

Yavapai (County of), AZ Industrial Development Authority (The) (Yavapai Regional Medical Center); Series 2013 A, Ref. RB	5.00%	08/01/2028	100	100,031

				33,214,806

California–2.69%

Alameda (County of), CA Joint Powers Authority (Multiple Capital);

Series 2013 A, RB	5.00%	12/01/2033	3,465	3,474,771

Series 2013 A, RB	5.00%	12/01/2034	1,865	1,871,430

Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(b)	6.75%	09/01/2023	2,000	2,000,000

Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(b)	6.00%	09/01/2024	1,265	1,280,617

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(f)	5.00%	09/01/2023	475	475,000

California (State of);

Series 2012, GO Bonds (INS - AGM)(b)	4.00%	09/01/2037	1,000	987,663

Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,015

Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,008

California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,720,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	$100	$ 100,113

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2024	405	405,256

California (State of) Health Facilities Financing Authority (Sutter Health);

Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,377,168

Series 2018 A, RB	5.00%	11/15/2032	1,230	1,318,223

California (State of) Housing Finance Agency (Social Certificates);

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,905	3,753,508

Series 2023-1, RB	4.38%	09/20/2036	2,496	2,427,607

California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(c)(d)	4.13%	10/01/2025	5,000	5,010,636

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021 B-3, RB(e)	2.13%	11/15/2027	6,000	5,824,428

California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(b)	4.50%	10/01/2026	170	170,161

California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.50%	11/01/2031	2,000	2,005,933

Glendale (City of), CA;

Series 2013, RB	5.00%	02/01/2027	125	125,121

Series 2013, Ref. RB	5.00%	02/01/2030	175	175,158

Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2027	695	595,072

Imperial Irrigation District;

Series 2012 A, Ref. RB	5.00%	11/01/2024	325	325,387

Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,265

Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(b)	4.75%	10/01/2024	10	10,010

Long Beach Unified School District;

Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	675,760

Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	780,697

Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,116

Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(b)	5.00%	11/01/2023	5	4,991

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,050	1,026,806

Pasadena (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2030	320	320,341

Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,317,443

San Francisco (City & County of), CA; Series 2015 R-1, Ref. GO Bonds	5.00%	06/15/2025	370	370,328

San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,303

San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	3,730	3,866,322

University of California; Series 2023 BP-2, Ref. VRD RB(a)	1.80%	05/15/2048	3,550	3,550,000

				48,937,291

Colorado–1.65%

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	904,029

Colorado (State of) Regional Transportation District;

Series 2013 A, Ref. COP	5.00%	06/01/2024	2,315	2,318,522

Series 2013, Ref. COP	5.00%	06/01/2026	1,440	1,440,962

Colorado (State of) Regional Transportation District (Fastracks); Series 2016 A, RB	5.00%	11/01/2036	2,715	2,826,531

Colorado Springs (City of), CO; Series 2013 A, Ref. RB(c)(f)	5.00%	11/29/2023	1,160	1,163,569

Denver (City & County of), CO;

Series 2013 B, RB	5.00%	11/15/2025	100	100,203

Series 2013 B, RB	5.25%	11/15/2026	2,390	2,396,644

Denver City & County School District No. 1; Series 2013 C, COP	5.00%	12/15/2024	100	100,424

Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2039	2,660	2,809,002

Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	440	441,658

Rib Floater Trust; Series 2022-004, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	4.36%	02/01/2046	15,500	15,500,000

				30,001,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.56%

Connecticut (State of);

Series 2013 A, RB	5.00%	10/01/2025	$565	$ 565,585

Series 2013 A, RB	5.00%	10/01/2028	350	350,344

Series 2013 A, RB	5.00%	10/01/2031	1,175	1,176,004

Series 2016 A, GO Bonds	5.00%	03/15/2032	3,280	3,405,754

Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	10,056,930

Connecticut (State of) (Transportation Infrastructure); Series 2013 A, RB	5.00%	10/01/2024	275	275,316

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);

Series 2014 E, RB	5.00%	07/01/2025	125	126,296

Series 2014 E, RB	5.00%	07/01/2026	1,000	1,009,678

Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);

Series 2013 N, RB	5.00%	07/01/2027	225	225,182

Series 2014 A, RB	5.00%	07/01/2032	10,650	10,753,776

South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	500,574

Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	12/01/2023	5	5,003

				28,450,442

Delaware–0.02%

Delaware (State of) River & Bay Authority; Series 2014 C, Ref. RB	5.00%	01/01/2028	400	401,893

District of Columbia–0.53%

District of Columbia;

Series 2012, RB	5.00%	12/01/2024	280	280,378

Series 2012, RB	5.00%	12/01/2026	100	100,116

District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,216,519

Washington Metropolitan Area Transit Authority;

Series 2017 B, RB	5.00%	07/01/2029	1,110	1,179,259

Series 2017 B, RB	5.00%	07/01/2042	3,750	3,867,873

Series 2018, RB	5.00%	07/01/2037	1,000	1,038,514

				9,682,659

Florida–4.68%

Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,037,066

Broward (County of), FL;

Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,851,526

Series 2013 B, RB	5.00%	10/01/2026	260	260,217

Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,503,405

Broward (County of), FL School Board; Series 2016 A, Ref. COP	5.00%	07/01/2032	1,115	1,154,302

Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	440	379,754

Central Florida Expressway Authority; Series 2017, Ref. RB	5.00%	07/01/2037	1,325	1,384,327

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	465	443,383

Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	4,395	4,583,091

Gainesville (City of), FL;

Series 2012 B, Ref. VRD RB(a)	3.00%	10/01/2042	10,600	10,600,000

Series 2017 A, RB	5.00%	10/01/2031	1,265	1,356,511

Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2039	2,375	2,445,029

Hialeah (City of), FL Utility System;

Series 2022, Ref. RB	5.00%	10/01/2033	1,970	2,195,505

Series 2022, Ref. RB	5.00%	10/01/2035	2,170	2,394,372

JEA Electric System;

Series 2017 B, Ref. RB	5.00%	10/01/2031	7,935	8,477,136

Series 2017 B, Ref. RB	5.00%	10/01/2032	1,300	1,387,885

Miami (City of) & Dade (County of), FL School Board;

Series 2014 D, Ref. COP	5.00%	11/01/2030	1,860	1,886,624

Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,440,326

Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,046,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Miami-Dade (County of), FL;

Series 2012 B, Ref. RB	5.00%	10/01/2024	$1,285	$ 1,286,135

Series 2014, RB	5.00%	10/01/2032	1,160	1,171,507

Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,122,800

Series 2019, RB	5.00%	10/01/2043	2,400	2,490,304

Series 2023 B, Ref. RB	5.00%	10/01/2037	4,500	4,849,189

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);

Series 2012 A, RB	5.00%	04/01/2024	250	250,703

Series 2012 A, RB	5.00%	04/01/2027	525	526,613

Series 2012 A, RB	5.00%	04/01/2028	1,500	1,504,605

Miami-Dade (County of), FL Expressway Authority;

Series 2010 A, RB	5.00%	07/01/2040	10,000	10,002,193

Series 2014 B, Ref. RB	5.00%	07/01/2025	300	303,355

Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(h)	4.05%	01/15/2028	8,355	8,381,694

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);

Series 2023 A, RB	5.00%	10/01/2035	1,000	1,101,375

Series 2023 A, RB	5.00%	10/01/2036	710	772,351

Orlando (City of), FL; Series 2013, Ref. RB	5.00%	10/01/2027	750	750,904

Polk (County of), FL;

Series 2012, Ref. RB	5.00%	10/01/2024	125	125,149

Series 2012, Ref. RB	5.00%	10/01/2025	165	165,918

Pompano Beach (City of), FL (John Knox Village);

Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,325,460

Series 2021 B-2, RB	1.45%	01/01/2027	2,080	1,858,851

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(b)	5.25%	07/01/2024	125	126,643

St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing); Series 2021, Ref. RB	4.00%	12/15/2023	120	119,597

Sunrise Lakes Phase 4 Recreation District; Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.13%	08/01/2024	20	20,011

				85,082,162

Georgia–6.40%

Atlanta (City of), GA; Series 2014 A, Ref. RB	5.00%	01/01/2032	5,490	5,514,651

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);

Series 2012, Ref. RB(c)	2.88%	08/19/2025	5,000	4,844,768

Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	6,922,821

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.38%	01/01/2026	30	30,016

DeKalb (County of), GA; Series 2013, Ref. RB	5.00%	10/01/2030	100	100,122

Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,610,492

Georgia (State of);

Series 2013 D, GO Bonds(c)(f)	5.00%	10/10/2023	100	100,153

Series 2017 A-2, GO Bonds	5.00%	02/01/2029	5,020	5,349,653

Georgia (State of) Municipal Electric Authority (Project One);

Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,843,984

Series 2015 A, Ref. RB	5.00%	01/01/2032	2,030	2,055,544

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	25	25,033

Main Street Natural Gas, Inc.;

Series 2018 A, RB(c)(f)	4.00%	09/01/2023	27,930	27,930,000

Series 2018 B, RB (1 mo. Term SOFR + 0.75%)(c)(f)(i)	4.39%	09/01/2023	1,000	1,000,000

Series 2021 A, RB(c)	4.00%	09/01/2027	8,500	8,429,635

Series 2023 C, RB	5.00%	09/01/2023	1,650	1,650,000

Subseries 2018 C, RB(c)	4.00%	12/01/2023	18,970	18,963,600

Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(c)(i)	4.48%	12/01/2023	30,000	30,010,569

Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(b)	4.50%	09/01/2025	20	20,009

				116,401,050

Hawaii–0.12%

Honolulu (City & County of), HI; Series 2023, RB(c)	5.00%	06/01/2026	2,125	2,188,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.09%

Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.00%	08/15/2037	$1,400	$ 1,557,519

Illinois–6.60%

Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2026	210	221,233

Chicago (City of), IL; Series 1999, GO Bonds (INS - NATL)(b)(g)	0.00%	01/01/2024	6,110	6,029,485

Chicago (City of), IL (O’Hare International Airport);

Series 2012 B, Ref. RB(d)	5.00%	01/01/2024	9,045	9,051,261

Series 2016 B, Ref. RB	5.00%	01/01/2035	3,000	3,089,178

Chicago (City of), IL Board of Education; Series 2005 A, Ref. GO Bonds (INS - AMBAC)(b)	5.50%	12/01/2023	200	200,632

Chicago (City of), IL Midway International Airport;

Series 2014 A, Ref. RB(d)	5.00%	01/01/2034	2,090	2,092,761

Series 2014 B, Ref. RB	5.00%	01/01/2033	3,830	3,841,454

Chicago State University; Series 1998, RB (INS - NATL)(b)	5.50%	12/01/2023	465	466,178

Collinsville (City of), IL Area Recreation District;

Series 2004, GO Bonds (INS - NATL)(b)	4.50%	12/01/2023	630	630,875

Series 2004, GO Bonds (INS - NATL)(b)	4.60%	12/01/2025	350	350,235

Series 2004, GO Bonds (INS - NATL)(b)	4.65%	12/01/2026	450	450,335

Series 2007, Ref. GO Bonds (INS - AMBAC)(b)	4.00%	12/01/2027	65	63,179

Cook County Community High School District No. 212 Leyden; Series 2016 C, RB (INS - BAM)(b)	5.00%	12/01/2028	2,385	2,423,446

Illinois (State of);

Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,052,897

Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	11,249,876

Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,088,234

Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,050,946

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	560	560,389

Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	2,000	2,067,714

Illinois (State of) Finance Authority (Advocate Health Care Network);

Series 2013, RB	5.00%	06/01/2024	1,220	1,220,659

Series 2014, Ref. RB	5.00%	08/01/2025	155	157,112

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);

Series 2019 A, Ref. RB	4.00%	11/01/2023	405	404,085

Series 2019 A, Ref. RB	5.00%	11/01/2025	440	435,641

Series 2019 A, Ref. RB	5.00%	11/01/2026	460	452,864

Illinois (State of) Finance Authority (The University of Chicago); Series 2014 A, Ref. RB	5.00%	10/01/2027	10	10,158

Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(b)	4.60%	09/01/2025	10	10,008

Illinois (State of) Toll Highway Authority;

Series 2013 A, RB	5.00%	01/01/2031	11,035	11,046,306

Series 2013 A, RB	5.00%	01/01/2032	4,600	4,604,557

Series 2013 A, RB	5.00%	01/01/2038	2,740	2,741,512

Series 2014 B, RB	5.00%	01/01/2031	1,190	1,195,175

Series 2016 B, RB	5.00%	01/01/2031	1,000	1,037,397

McHenry County Community Unit School District No. 12 Johnsburg;

Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	01/01/2031	2,005	2,011,447

Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	01/01/2033	1,405	1,410,786

Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	07/01/2034	2,810	2,820,847

Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2029	4,430	4,735,025

Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,103

Sales Tax Securitization Corp.;

Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	10,243,320

Series 2023 C, Ref. RB	5.00%	01/01/2034	4,000	4,382,813

University of Illinois; Series 2008 A, Ref. COP (INS - AGM)(b)	5.25%	10/01/2026	1,020	1,021,429

University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(b)	4.65%	12/01/2023	30	30,034

West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(b)	4.75%	01/01/2029	15	15,013

Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(b)(g)	0.00%	11/01/2023	19,955	19,836,940

				120,083,539

Indiana–0.80%

Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(d)	5.50%	02/01/2025	385	385,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)

Indiana (State of) Finance Authority;

Series 2014 A, RB	5.00%	10/01/2026	$1,750	$ 1,779,419

Series 2022, Ref. RB(c)(d)	4.50%	11/15/2023	10,000	9,985,819

Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	300	288,056

Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2036	1,980	2,034,802

				14,473,293

Iowa–1.08%

Iowa (State of) Finance Authority (Unitypoint Health);

Series 2014 C, RB	5.00%	02/15/2031	810	813,638

Series 2014 C, RB	5.00%	02/15/2032	3,405	3,419,833

Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,707,872

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	13,500	13,631,559

				19,572,902

Kansas–0.53%

Johnson County Unified School District No. 231 Gardner - Edgerton; Series 2013 A, Ref. GO Bonds(c)(f)	5.00%	10/01/2023	250	250,283

University of Kansas Hospital Authority; Series 2015, Ref. RB	5.00%	09/01/2030	1,930	1,980,360

University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2033	2,350	2,403,120

Valley Center (City of), KS; Series 2023-1, GO Bonds	4.38%	12/01/2025	5,000	5,014,500

				9,648,263

Kentucky–1.98%

Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(b)	4.38%	06/01/2028	25	25,129

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2025	1,635	1,648,024

Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 A, RB	5.00%	02/01/2032	1,000	1,033,708

Kentucky (Commonwealth of) Property & Building Commission (No. 119);

Series 2018, RB	5.00%	05/01/2027	4,750	5,017,358

Series 2018, RB	5.00%	05/01/2028	5,000	5,360,404

Kentucky (Commonwealth of) Public Energy Authority;

Series 2018 A, RB(c)	4.00%	04/01/2024	5,000	5,002,126

Series 2019 A-1, RB(c)	4.00%	06/01/2025	5,000	5,005,018

Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(i)	4.77%	06/01/2025	10,000	9,991,568

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,741,933

Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2013 B, Ref. RB	5.00%	05/15/2026	220	220,281

				36,045,549

Louisiana–0.44%

Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(c)(i)	4.22%	05/01/2026	3,150	3,087,789

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System); Series 2019 A, RB	5.00%	01/01/2024	175	174,040

Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of our Lady Health system, Inc.); Series 2015, Ref. RB	5.00%	07/01/2035	2,000	2,019,017

New Orleans (City of), LA Aviation Board (Consolidated Rental Car);

Series 2018, Ref. RB (INS - AGM)(b)	5.00%	01/01/2036	1,250	1,308,515

Series 2018, Ref. RB (INS - AGM)(b)	5.00%	01/01/2037	1,440	1,499,181

				8,088,542

Maine–0.37%

Maine (State of) State housing Authority (Social Bonds); Series 2023 B, RB(c)	3.13%	05/01/2024	5,000	4,976,591

Maine (State of) Turnpike Authority; Series 2014, RB	5.00%	07/01/2029	1,670	1,688,601

				6,665,192

Maryland–1.23%

Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,122,454

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);

Series 2013 B, RB	5.00%	08/15/2027	200	200,421

Series 2017 A, RB	5.00%	05/15/2042	1,875	1,912,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	$7,030	$ 7,088,594

Washington Metropolitan Area Transit Authority (Sustainability Bonds); Series 2015 B, VRD GO Bonds(a)	2.82%	06/01/2024	10,000	10,000,000

				22,323,555

Massachusetts–0.71%

Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(b)	4.75%	02/01/2024	10	10,015

Massachusetts (Commonwealth of);

Series 2018 C, GO Bonds	5.00%	05/01/2029	150	150,167

Series 2018 C, GO Bonds	5.00%	05/01/2030	100	100,108

Series 2018 C, GO Bonds	5.00%	05/01/2031	930	930,991

Series 2018 C, GO Bonds	5.00%	05/01/2032	1,245	1,246,319

Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2024	680	680,828

Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(i)	4.59%	11/15/2032	2,645	2,570,619

North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(b)	4.00%	09/15/2023	10	10,003

Rib Floater Trust; Series 2022-021, VRD RB(a)(e)	3.26%	06/01/2058	7,100	7,100,000

Waltham (City of), MA;

Series 2008, GO Bonds	4.00%	09/15/2024	25	25,012

Series 2008, GO Bonds	4.20%	09/15/2027	15	15,008

Worcester (City of), MA;

Series 2005 C, GO Bonds (INS - AMBAC)(b)	4.13%	09/15/2023	15	15,003

Series 2006, GO Bonds (INS - SGI)(b)	4.20%	11/01/2024	10	10,007

				12,864,080

Michigan–2.87%

Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	260	254,581

Charyl Stockwell Academy; Series 2015, Ref. RB (Acquired 04/23/2015; Cost $60,000)(j)	4.88%	10/01/2023	60	59,908

Detroit (City of), MI; Series 2006, Ref. RB (3 mo. Term SOFR + 0.60%) (INS - AGM)(b)(i)	4.07%	07/01/2032	7,825	7,369,015

Michigan (State of) Building Authority (Facilities Program); Series 2023 I-M, VRD RB(a)	4.18%	04/15/2058	11,940	11,940,000

Michigan (State of) Finance Authority; Series 2022 A, Ref. RB	5.00%	11/15/2023	2,210	2,213,979

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,400	1,413,664

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(f)	5.00%	05/15/2025	1,620	1,667,295

Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,596,856

Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(b)	4.00%	11/01/2026	185	183,132

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);

Series 2012 A, RB	5.00%	12/01/2024	2,135	2,137,314

Series 2012 A, RB	5.00%	12/01/2026	5,380	5,384,552

Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	9,050	9,052,568

Series 2018, RB	5.00%	12/01/2037	1,250	1,308,090

Wayne State University;

Series 2013 A, RB(c)(f)	5.00%	11/15/2023	1,245	1,247,974

Series 2015 A, Ref. RB	5.00%	11/15/2026	175	178,151

Series 2015 A, Ref. RB	5.00%	11/15/2030	125	126,504

Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,861,765
Series 2018 A, RB	5.00%	11/15/2038	2,220	2,264,901

				52,260,249

Minnesota–1.15%

Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);

Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,604,295

Series 2019, Ref. RB	5.00%	11/15/2024	1,900	1,931,275

Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;

Series 2014 A, Ref. RB	5.00%	01/01/2026	3,015	3,026,871

Series 2014 A, Ref. RB	5.00%	01/01/2028	4,100	4,117,342

Series 2014 A, Ref. RB	5.00%	01/01/2029	2,150	2,158,408

Minneapolis (City of), MN (Riverton Community Housing); Series 2003, VRD RB (LOC - Bridgewater Bank)(a)(h)	4.31%	10/01/2033	4,490	4,490,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)

Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(b)	4.13%	03/01/2027	$15	$ 14,965

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,484,785

Mounds View (City of), MN (Sherman Forbes); Series 2023 A, RB(c)	4.05%	11/01/2024	1,000	997,182

New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,002

North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,004

Northern Municipal Power Agency;

Series 2013 A, RB	5.00%	01/01/2030	340	340,337

Series 2013 A, RB	5.00%	01/01/2031	460	460,456

St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(c)(f)	4.50%	07/01/2026	280	283,668

				20,924,590

Mississippi–0.08%

Mississippi (State of) Development Bank; Series 2013 B, RB (INS - BAM)(b)	5.00%	10/01/2023	270	270,288

Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital); Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,120,932

Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	24,632

				1,415,852

Missouri–1.84%

Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	65	60,955

Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,338,793

Jackson County Consolidated School District No. 4;

Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,670,607

Series 2022, GO Bonds	5.00%	03/01/2039	1,155	1,185,346

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	165	160,301

Lindbergh School District; Series 2019 A, GO Bonds	5.00%	03/01/2033	1,475	1,570,248

Missouri (State of) Health & Educational Facilities Authority; Series 2014, RB	5.00%	01/01/2030	1,000	1,005,948

Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,603,841

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,255,437

Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	2,760	2,917,930

Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2);

Series 2014 A, Ref. RB	5.00%	01/01/2027	1,850	1,856,843

Series 2014 A, Ref. RB	5.00%	01/01/2030	1,195	1,198,650

Series 2014 A, Ref. RB	5.00%	01/01/2032	1,755	1,760,361

Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	49,077

Rib Floater Trust; Series 2019-016, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	3.26%	06/01/2045	9,400	9,400,000

Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(b)(g)	0.00%	06/01/2025	120	110,446

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	305	305,000

				33,449,783

Montana–1.39%

Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Markets LLC)(a)(e)(h)	4.56%	01/01/2034	25,250	25,250,000

Nebraska–0.56%

Central Plains Energy Project; Series 2019, Ref. RB	4.00%	08/01/2024	1,000	1,000,815

Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,035,282

Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	3,000	3,130,003

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2015, Ref. RB	5.00%	01/01/2031	5,040	5,109,406

				10,275,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Nevada–0.43%
Clark (County of), NV Department of Aviation;
Series 2014 A-2, Ref. RB	5.00%	07/01/2030	$5,050	$ 5,107,730
Series 2014 A-2, Ref. RB	5.00%	07/01/2033	1,000	1,011,374

Las Vegas Valley Water District; Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	1,695	1,755,756

				7,874,860

New Hampshire–0.50%

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,364	5,031,435

New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,145,375

				9,176,810

New Jersey–6.57%

Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2027	250	263,576
Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine);
Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,612,275
Series 2013, Ref. RB	5.00%	12/01/2032	2,235	2,237,634
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(b)	5.25%	01/01/2024	1,500	1,500,663
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,517,814

Jersey (City of), NJ; Series 2022 A, GO Notes	5.00%	10/26/2023	1,665	1,667,036

Livingston (Township of), NJ; Series 2022, GO Notes	5.00%	12/12/2023	5,000	5,021,625
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2026	14,015	14,667,450
Series 2020 A, GO Bonds	5.00%	06/01/2027	2,885	3,071,636
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(b)	5.25%	07/01/2025	6,840	6,988,273
Series 2004 A, RB(f)	5.25%	07/01/2025	820	847,261
Series 2005 N-1, Ref. RB (INS - NATL)(b)	5.50%	09/01/2023	3,010	3,010,000
Series 2005 N-1, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	6,000	6,107,395
Series 2024 SSS, Ref. RB	5.00%	06/15/2035	1,500	1,612,762

New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,120

New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2014, RB	5.00%	06/15/2026	1,000	1,009,645

New Jersey (State of) Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital); Series 2013, Ref. RB	5.00%	09/15/2023	400	400,140
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,188,641
Series 2017, Ref. RB	5.00%	07/01/2032	815	864,126

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,268,718

New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,270,603

New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,970	3,041,345
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(b)	5.25%	12/15/2023	1,000	1,004,325
Series 2006 A, RB (INS - AGM)(b)	5.25%	12/15/2023	1,370	1,376,423
Series 2010 D, RB	5.25%	12/15/2023	4,505	4,524,486
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,207,948
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	8,650	8,747,784
Series 2014 A, RB	5.00%	01/01/2033	15,350	15,507,595
Series 2015 E, RB	5.00%	01/01/2032	5,635	5,744,064
Series 2015 E, RB	5.00%	01/01/2034	3,785	3,856,227

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	225	225,745

				119,493,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New Mexico–1.01%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	$2,575	$ 2,694,381
Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,306,540
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,776,894
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	3,039,982

Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(c)	3.90%	06/01/2028	3,700	3,673,066
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2028	450	462,385
Series 2023 A-2, RB	5.00%	06/01/2033	800	820,311
Series 2023 A-2, RB	5.00%	06/01/2038	1,350	1,375,207

New Mexico Mortgage Finance Authority (Mountain View II & III Apartments); Series 2023, RB(c)	5.00%	09/01/2025	3,000	3,045,216
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2024	105	105,618

Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2025	160	161,720

				18,461,320

New York–12.84%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB	5.00%	05/01/2027	250	250,255
Series 2013 A, RB	5.00%	05/01/2028	970	970,955
Metropolitan Transportation Authority;
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	116,751
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	538,223
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(a)(h)	2.85%	11/15/2050	3,470	3,470,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	145,866
Series 2016 A-2, Ref. RB	5.00%	11/15/2023	1,450	1,453,836
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,553,284
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,007,909
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	628,633
Series 2018 B, Ref. RB	5.00%	11/15/2023	7,200	7,219,045
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	177,664

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2024	125	125,142

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,510,979

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,479	2,447,602
New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2023	2,000	2,004,154
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,596
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,164
New York (City of), NY;
Subseries 2014 I-2, VRD GO Bonds(a)	2.95%	03/01/2040	10,000	10,000,000
Subseries 2017 B, VRD GO Bonds(a)	2.85%	10/01/2046	5,100	5,100,000

New York (City of), NY Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(a)(h)	3.40%	10/01/2042	7,980	7,980,000

New York (City of), NY Municipal Water Finance Authority; Series 2022 DD, Ref. VRD RB(a)	4.25%	06/15/2033	20,000	20,000,000
New York (City of), NY Transitional Finance Authority;
Series 2014 A-3, VRD RB(a)	1.12%	08/01/2043	5,000	5,000,000
Series 2014, RB	5.00%	02/01/2033	10,000	10,049,121
New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	03/15/2031	6,000	6,132,516
Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,553,344
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	80	79,421
Series 2016 D, Ref. RB	5.00%	02/15/2029	3,965	4,168,675

New York (State of) Dormitory Authority (New York University); Series 2016 A, RB	5.00%	07/01/2031	1,410	1,472,215
New York (State of) Housing Finance Agency (160 Madison Avenue);
Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(a)(h)	2.82%	11/01/2046	10,000	10,000,000
Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(a)(h)	2.82%	11/01/2046	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2029	$2,615	$ 2,624,527
Series 2013 TE, RB	5.00%	12/15/2031	13,595	13,643,014

New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(c)	0.70%	05/01/2025	5,000	4,666,650
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(c)	0.60%	07/01/2025	980	909,291
Series 2022 2B, RB(c)	3.40%	12/22/2026	12,845	12,629,306

New York Counties Tobacco Trust VI; Series 2016 B, Ref. RB	5.00%	06/01/2026	460	473,951
New York State Urban Development Corp.;
Series 2013 C, RB	5.00%	03/15/2030	275	275,465
Series 2013 E, RB	5.00%	03/15/2028	10,695	10,711,623
Series 2013 E, RB	5.00%	03/15/2031	7,140	7,147,104

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(d)	5.25%	08/01/2031	14,075	14,554,274
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	8,830	8,849,502
Series 2016, Ref. RB(d)	5.00%	08/01/2031	20,070	20,119,992

Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	693,540

Rib Floater Trust; Series 2022-003, VRD RB(a)(e)	4.41%	11/01/2041	10,000	10,000,000

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,280	2,185,807

Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	3,180	3,031,489

				233,621,885

North Carolina–0.52%

Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2014, Ref. RB	5.00%	07/01/2031	2,540	2,570,388

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(c)	0.80%	10/31/2025	5,000	4,593,572

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,171

North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,058,125

University of North Carolina; Series 2008 A, RB (INS - AGC)(b)	4.75%	10/01/2028	10	10,008

				9,462,264

North Dakota–0.17%

Ward (County of), ND; Series 2017 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2025	3,125	3,126,011

Ohio–2.50%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2028	9,895	9,948,964
Series 2015 A, Ref. RB	5.00%	02/15/2029	6,960	6,998,265

Cleveland (City of), OH; Series 2016 B, Ref. RB (INS - AGM)(b)	5.00%	01/01/2024	2,040	2,048,532

Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	3,260	3,400,218

Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	695	695,787

Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(b)(d)	5.00%	12/01/2026	1,335	1,335,589

Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(c)	4.38%	06/15/2026	1,500	1,437,988
Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2027	465	465,017
Series 2014, RB	5.00%	02/01/2028	465	465,005
Series 2014, RB	5.00%	02/01/2029	425	425,015
Ohio (State of);
Series 2015, VRD RB(a)	4.50%	01/15/2045	5,000	5,000,000
Series 2017 A, GO Bonds	5.00%	09/01/2031	3,335	3,359,150
Series 2017 A, GO Bonds	5.00%	03/15/2032	1,155	1,163,961

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(e)	5.00%	12/01/2023	1,050	1,047,104

Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(b)(i)	9.32%	12/01/2023	2,460	2,474,614

Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,104,021

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	575	573,235

Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(b)	4.38%	12/01/2024	5	5,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio–(continued)

Westerville City School District; Series 2018, COP	5.00%	12/01/2039	$2,450	$ 2,537,673

				45,485,142

Oklahoma–0.36%

Oklahoma (State of) Capitol Improvement Authority; Series 2014 A, Ref. RB	5.00%	07/01/2030	1,500	1,517,073

Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,434,650

Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	815	805,606
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,000,992
Series 2014 C, Ref. RB	5.00%	07/01/2027	500	500,227
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,081

				6,508,629

Oregon–0.69%
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	975,034
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,594,276

Oregon (State of) (Article XI - Q State); Series 2023 A, GO Bonds	5.00%	05/01/2036	3,875	4,436,030

Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,427,724

Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,757,556

Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-3, RB	1.75%	11/15/2026	1,355	1,269,818

				12,460,438

Pennsylvania–6.34%

Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	447,196

Allegheny (County of), PA Hospital Development Authority; Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,225,485

Allegheny (County of), PA Sanitary Authority; Series 2013, RB (INS - BAM)(b)	5.00%	12/01/2028	145	145,522

Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,115,917
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2023	400	400,333
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2024	425	425,392

Cumberland Valley School District; Series 2015, GO Bonds(c)(f)	5.00%	11/15/2023	2,580	2,587,484

Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(c)(i)	4.72%	06/01/2024	13,600	13,628,730

Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2023	2,795	2,803,602

Monroeville Finance Authority; Series 2023 C, Ref. RB	5.00%	05/15/2037	1,000	1,071,286

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,165,144

Montgomery (County of), PA Industrial Development Authority; Series 2023, RB(c)	4.10%	04/03/2028	3,000	3,028,616
Pennsylvania (Commonwealth of);
First series 2013, GO Bonds	4.00%	04/01/2029	2,150	2,151,239
Second series 2013, GO Bonds	5.00%	10/15/2030	2,000	2,004,218
Second series 2013, GO Bonds	5.00%	10/15/2031	1,000	1,002,109
Second Series 2013, GO Bonds	5.00%	10/15/2025	100	100,178
Second series 2016, Ref. GO Bonds	5.00%	01/15/2024	2,260	2,273,416
Series 2022, GO Bonds	5.00%	10/01/2023	5,000	5,005,807

Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 B, Ref. RB	5.00%	05/15/2035	1,000	1,107,144

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(a)	4.61%	09/01/2045	45,095	45,095,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.00%	12/01/2031	1,000	1,014,878
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,476,071
Series 2016 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2029	800	841,135
Series 2017, Ref. RB	5.00%	12/01/2032	3,325	3,547,942
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(i)	4.66%	12/01/2023	1,500	1,500,361

Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2031	2,000	2,052,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2016, Ref. RB	5.00%	10/01/2028	$1,400	$ 1,450,844
Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,383,954

Sayre (City of), PA Health Care Facilities Authority (Guthrie Health); Series 2007, RB (3 mo. USD LIBOR + 0.78%)(i)	4.58%	12/01/2024	30	29,990

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,021,458

Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2026	1,160	1,215,012

				115,318,374

Puerto Rico–0.36%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(b)	5.00%	07/01/2026	100	100,596
Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2026	3,905	3,873,619
Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2027	1,505	1,491,767
Series 2007 UU, Ref. RB (INS - AGM)(b)	5.00%	07/01/2024	500	502,977
Series 2008 WW, RB (INS - AGC)(b)	5.25%	07/01/2033	500	502,977

				6,471,936

Rhode Island–0.46%

Rhode Island Health and Educational Building Corp.; Series 2017 G, RB (INS - AGM)(b)	5.00%	05/15/2039	2,520	2,603,759

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/2045	5,995	5,846,781

				8,450,540

South Carolina–0.92%

Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	620,688

Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,158,553

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(a)	4.63%	05/01/2048	10,000	10,000,000

South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,944,229

				16,723,470

South Dakota–0.78%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2017, RB	5.00%	09/01/2040	8,345	8,447,839

South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(a)	4.31%	11/01/2048	5,760	5,760,000

				14,207,839

Tennessee–1.90%
Nashville (City of) & Davidson (County of), TN Metropolitan Government;
Series 2013 A, Ref. RB	5.00%	05/15/2027	130	130,120
Series 2013 A, Ref. RB	5.00%	05/15/2029	780	780,676
Series 2013, Ref. GO Bonds	5.00%	07/01/2024	120	120,088

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017, RB	5.00%	05/01/2035	1,500	1,558,993

Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,725,000
Series 2006 A, RB	5.25%	09/01/2024	15,115	15,248,082
Series 2018, RB(c)	4.00%	11/01/2025	10,130	10,014,946

Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,740	3,900,927

				34,478,832

Texas–13.41%
Alamo Community College District;
Series 2007, GO Bonds (INS - NATL)(b)	4.50%	08/15/2033	590	590,263
Series 2012 A, Ref. RB	5.00%	11/01/2023	775	775,912

Alvarado Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(c)	2.75%	08/15/2025	2,000	1,990,515

Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2021, RB(c)(e)	4.50%	06/15/2026	1,100	1,087,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas–(continued)
Austin (City of), TX;
Series 2023, Ref. RB	5.00%	11/15/2036	$7,700	$ 8,635,380
Series 2023, Ref. RB	5.00%	11/15/2038	4,000	4,418,366
Bexar (County of), TX Hospital District;
Series 2018, Ctfs. of Obligation	5.00%	02/15/2029	1,000	1,000,918
Series 2018, Ctfs. of Obligation	5.00%	02/15/2030	1,895	1,896,670

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(e)	3.63%	07/01/2026	4,000	3,662,214

Clear Creek Independent School District; Series 2014 D, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	2,820	2,835,628

Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,136,010

Cypress-Fairbanks Independent School District; Series 2014 C, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	1,500	1,510,366
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 D, Ref. RB(c)(f)	5.25%	11/01/2023	85	85,234
Series 2013 D, Ref. RB(c)(f)	5.25%	11/01/2023	225	225,621
Series 2013 F, Ref. RB(c)(f)	5.00%	11/01/2023	1,000	1,002,376
Series 2013 F, Ref. RB(c)(f)	5.13%	11/01/2023	260	260,667
Series 2013 F, Ref. RB(c)(f)	5.25%	11/01/2023	1,440	1,443,972
Series 2013 F, Ref. RB(c)(f)	5.25%	11/01/2023	795	797,193

Dallas (City of), TX; Series 2014, Ref. GO Bonds (INS - BAM)(b)	5.00%	02/15/2029	1,065	1,072,334

Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	5,000	5,111,714

Dallas (County of), TX; Series 2016, Ctfs. of Obligation	5.00%	08/15/2029	4,605	4,835,146

Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,028,233
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,371,888
Series 2017, RB	5.00%	12/01/2032	3,000	3,117,747

El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	5,000	5,251,876

El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	675,409

Fort Bend Independent School District (2023 Remarketing); Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(c)	3.65%	08/01/2024	5,000	4,990,426

Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,109,964

Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,213,502

Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	674,991
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,197,946
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,850,921

Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(b)	4.00%	09/01/2030	620	620,234

Harris (County of), TX; Series 2014 A, Ref. GO Bonds	5.00%	10/01/2031	2,035	2,065,610

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,636,509

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	2,775	2,728,451

Houston (City of), TX; Series 2018 C, Ref. VRD RB (LOC - Barclays Bank PLC)(a)(h)	4.10%	05/15/2034	16,670	16,670,000

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	4.75%	07/01/2024	565	565,551

Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,125	1,171,422

Katy Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,150	1,223,134

Laredo (City of), TX; Series 2016, Ref. RB	5.00%	03/01/2031	1,000	1,034,843

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,000	977,253

Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,020

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(f)	5.00%	04/01/2024	405	408,169

North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(b)	5.00%	12/15/2030	205	205,246

North Texas Municipal Water District; Series 2016, Ref. RB	5.00%	06/01/2028	1,050	1,094,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2017 A, RB	5.00%	01/01/2025	$55	$ 55,064
Series 2017 B, Ref. RB	5.00%	01/01/2024	50	50,053
Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,016
Series 2022 B, Ref. RB	5.00%	01/01/2024	2,620	2,632,565

Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,239

Pecos Barstow Toyah Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,650	1,694,216

Pharr (City of), TX; Series 2018, Ctfs. of Obligation (INS - AGM)(b)	5.00%	08/15/2038	1,395	1,453,060
Plano Independent School District;
Series 2023, GO Bonds	5.00%	02/15/2035	2,600	2,962,664
Series 2023, GO Bonds	5.00%	02/15/2036	1,100	1,240,435
Series 2023, GO Bonds	5.00%	02/15/2037	3,300	3,684,659
Port Arthur (Port of), TX Navigation District;
Subseries 2010 D, VRD RB(a)	3.75%	11/01/2040	10,000	10,000,000
Subseries 2010, VRD RB(a)	3.78%	11/01/2040	8,175	8,175,000

Rib Floater Trust; Series 2022-006, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	4.36%	11/15/2046	36,250	36,250,000

Robstown (City of), TX; Series 2009, Ctfs. of Obligation (INS - AGM)(b)(g)	0.00%	03/01/2024	490	479,953

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	30	29,781
San Antonio (City of), TX;
Series 2013 E, Ref. RB(c)(f)	5.00%	09/19/2023	1,900	1,901,117
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,244,932
Series 2017, Ref. RB	5.00%	02/01/2032	3,105	3,284,430

Spring Independent School District; Series 2023, GO Bonds	5.00%	08/15/2036	3,070	3,458,671
Texas (State of);
Series 2014 A, Ref. GO Bonds	5.00%	10/01/2024	1,565	1,591,366
Series 2015, Ref. GO Bonds	5.00%	10/01/2029	10,000	10,325,308

Texas (State of) Transportation Commission; Series 2014 B, VRD RB(a)	4.07%	04/01/2032	15,000	15,000,000

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	12,985	13,446,973

Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(i)	4.61%	09/15/2027	10,920	10,800,502

Trinity River Authority; Series 2014, Ref. RB	5.00%	08/01/2024	500	500,552

West Harris (County of), TX Regional Water Authority; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	12/15/2029	1,000	1,002,918

West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(b)	5.00%	08/15/2030	45	48,017

Wink-Loving Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	2,000	2,013,821

				243,828,774

Utah–0.22%

Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(b)	5.00%	12/15/2038	2,040	2,081,402

University of Utah (The); Series 2017 B-1, Ref. RB	5.00%	08/01/2029	1,870	1,993,920

				4,075,322

Virginia–0.24%

Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	4,400	4,407,401

Washington–1.75%

Auburn School District No. 408 of King & Pierce Counties; Series 2014, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	100,377

Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(b)	4.75%	02/01/2028	1,505	1,519,999

Chelan County School District No. 246 Wenatchee; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	1,480	1,496,964

Energy Northwest (Columbia Generating Station); Series 2014, Ref. RB	5.00%	07/01/2031	2,000	2,024,063

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	9,922

Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	6,115	6,122,286

Seattle (City of), WA; Series 2013, Ref. RB(c)(f)	5.00%	10/25/2023	250	250,547
Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2030	2,840	2,878,151
Series 2017 C, RB(d)	5.00%	05/01/2025	275	280,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Washington–(continued)

Tacoma (City of), WA Regional Water Supply System; Series 2013, Ref. RB	5.00%	12/01/2026	$250	$ 250,174
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,259,872
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	3,840	3,974,708
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,095
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,540,649
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,415,579
Series 2012 A, RB	5.00%	10/01/2028	165	165,039
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,597,832

Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,751,941

				31,763,462

West Virginia–0.79%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2017, RB	5.00%	06/01/2035	1,100	1,144,551
Series 2018 E, Ref. VRD RB(a)	4.60%	06/01/2033	13,180	13,180,000
				14,324,551

Wisconsin–1.75%

Wisconsin (State of) Center District; Series 1999, Ref. RB (INS - AGM)(b)	5.25%	12/15/2023	235	235,905

Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(c)	5.00%	01/29/2025	10,000	10,182,121

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,370,553
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,064
Series 2013, RB	5.00%	08/15/2027	800	800,422

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019 B-2, Ref. RB	2.55%	11/01/2027	270	252,479

Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,800	1,821,980

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,226,609
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group);
Series 2015, Ref. RB	5.00%	08/15/2030	170	172,477
Series 2015, Ref. RB	5.00%	08/15/2031	815	826,074

Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2029	125	126,643

Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2028	980	991,053
Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	4,315	4,463,728
Series 2022, Ref. RB(c)	3.30%	10/01/2026	1,745	1,729,706

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,050	1,060,628

Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,334,612

Wisconsin (State of) Public Finance Authority (The Estates at Eagle’s Pomite); Series 2016 A, RB	4.00%	01/01/2024	50	49,508
WPPI Energy;
Series 2014 A, Ref. RB	5.00%	07/01/2030	1,000	1,009,193
Series 2014 A, Ref. RB	5.00%	07/01/2032	100	100,855
				31,854,610

Total Municipal Obligations (Cost $1,773,254,845)				1,766,873,061

			Shares

MuniFund Preferred Shares–1.79%

Nuveen AMT-Free Municipal Credit Income Fund; Series B(e)			5,750,000	5,750,000

Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D(e)			22,870,000	22,870,000

Nuveen California AMT-Free Quality Municipal Income Fund(e)			40,000	4,000,000

MuniFund Preferred Shares (Cost $ 32,621,502)				32,620,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Short Term Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC;
Series 21A(e)(k)(l)	9.50%	03/31/2024	$25	$ 25,000
Series 21B(e)(k)(l)	9.50%	03/31/2024	90	90,000
Series 22A(e)(k)(l)	9.50%	03/31/2024	50	50,000
Series 22B(e)(k)(l)	9.50%	03/31/2024	5	5,000
Series 22X(e)(k)(l)	9.50%	03/31/2024	50	50,000
Series 23A(e)(k)(l)	9.50%	03/31/2024	20	20,000
Series 23B(e)(k)(l)	9.50%	03/31/2024	15	15,000
Series 23C(l)	9.50%	03/31/2024	25	25,000
Series 23D (Acquired 05/04/2023; Cost $20,000)(e)(j)(k)(l)	9.50%	03/31/2024	20	20,000
Series 23E(e)(k)(l)	9.50%	03/31/2024	25	25,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $325,000)				325,000

TOTAL INVESTMENTS IN SECURITIES(m)-98.95% (Cost $1,806,201,347)				1,799,818,061

OTHER ASSETS LESS LIABILITIES-1.05%				19,029,145

NET ASSETS-100.00%				$1,818,847,206

Investment Abbreviations:

AGC	- Assured Guaranty Corp.

AGM	- Assured Guaranty Municipal Corp.

AMBAC	- American Municipal Bond Assurance Corp.

BAM	- Build America Mutual Assurance Co.

CEP	- Credit Enhancement Provider

COP	- Certificates of Participation

CPI	- Consumer Price Index

Ctfs.	- Certificates

FHLMC	- Federal Home Loan Mortgage Corp.

GNMA	- Government National Mortgage Association

GO	- General Obligation

INS	- Insurer

LIBOR	- London Interbank Offered Rate

LOC	- Letter of Credit

MFP	- MuniFund Preferred Shares

NATL	- National Public Finance Guarantee Corp.

PCR	- Pollution Control Revenue Bonds

RAN	- Revenue Anticipation Notes

RB	- Revenue Bonds

Ref.	- Refunding

RN	- Revenue Notes

SGI	- Syncora Guarantee, Inc.

SIFMA	- Securities Industry and Financial Markets Association

SOFR	- Secured Overnight Financing Rate

USD	- U.S. Dollar

VRD	- Variable Rate Demand

Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Short Term Municipal Fund

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $152,576,376, which represented 8.39% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(j)	Restricted security. The aggregate value of these securities at August 31, 2023 was $79,908, which represented less than 1% of the Fund’s Net Assets.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $300,000, which represented less than 1% of the Fund’s Net Assets.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Short Term Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

Assets:

Investments in unaffiliated securities, at value (Cost $1,806,201,347)	$1,799,818,061

Cash	15,241,382

Receivable for:
Investments sold	4,652,917

Fund shares sold	1,439,426

Interest	18,015,818

Investments matured, at value (Cost $887,739)	321,570

Investment for trustee deferred compensation and retirement plans	44,805

Other assets	58,072

Total assets	1,839,592,051

Liabilities:

Payable for:
Investments purchased	14,708,195

Dividends	1,791,367

Fund shares reacquired	3,210,778

Accrued fees to affiliates	615,481

Accrued trustees’ and officers’ fees and benefits	2,210

Accrued other operating expenses	372,009

Trustee deferred compensation and retirement plans	44,805

Total liabilities	20,744,845

Net assets applicable to shares outstanding	$1,818,847,206

Net assets consist of:

Shares of beneficial interest	$1,852,866,945

Distributable earnings (loss)	(34,019,739)

$1,818,847,206

Net Assets:

Class A	$612,000,331

Class Y	$1,144,013,384

Class R6	$62,833,491

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	164,524,715

Class Y	307,494,278

Class R6	16,832,953

Class A:
Net asset value and offering price per share	$3.72

Class Y:
Net asset value and offering price per share	$3.72

Class R6:
Net asset value and offering price per share	$3.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Short Term Municipal Fund

Statement of Operations

For the year ended August 31, 2023

Investment income:

Interest	$ 70,326,896

Dividends	23,132

Total investment income	70,350,028

Expenses:

Advisory fees	8,232,287

Administrative services fees	310,058

Custodian fees	14,585

Distribution fees:
Class A	1,908,514

Transfer agent fees – A and Y	1,766,308

Transfer agent fees – R6	8,876

Trustees’ and officers’ fees and benefits	35,904

Registration and filing fees	197,078

Reports to shareholders	72,448

Professional services fees	78,039

Other	34,072

Total expenses	12,658,169

Less: Expense offset arrangement(s)	(2,023)

Net expenses	12,656,146

Net investment income	57,693,882

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(3,573,158))	(13,744,260)

Change in net unrealized appreciation of unaffiliated investment securities	490,608

Net realized and unrealized gain (loss)	(13,253,652)

Net increase in net assets resulting from operations	$ 44,440,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Short Term Municipal Fund

Statement of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	2023	2022

Operations:

Net investment income	$57,693,882	$20,818,048

Net realized gain (loss)	(13,744,260)	(1,327,151)

Change in net unrealized appreciation (depreciation)	490,608	(49,188,704)

Net increase (decrease) in net assets resulting from operations	44,440,230	(29,697,807)

Distributions to shareholders from distributable earnings:

Class A	(16,930,046)	(6,008,801)

Class C	–	(3,851)

Class Y	(33,316,311)	(12,710,418)

Class R6	(1,584,619)	(299,912)

Total distributions from distributable earnings	(51,830,976)	(19,022,982)

Share transactions–net:

Class A	(386,987,386)	(559,051,213)

Class C	–	(37,125,481)

Class Y	(389,898,862)	(198,850,549)

Class R6	17,329,638	20,887,859

Net increase (decrease) in net assets resulting from share transactions	(759,556,610)	(774,139,384)

Net increase (decrease) in net assets	(766,947,356)	(822,860,173)

Net assets:

Beginning of year	2,585,794,562	3,408,654,735

End of year	$1,818,847,206	$2,585,794,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Short Term Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Year ended 08/31/23	$3.73	$0.09	$(0.01)	$ 0.08	$(0.09)	$3.72	2.05%	$ 612,000	0.74%		0.74%		0.74%		2.51%		92%
Year ended 08/31/22	3.79	0.02	(0.06)	(0.04)	(0.02)	3.73	(1.08)	1,001,761	0.75		0.75		0.74		0.57		114
Year ended 08/31/21	3.79	0.02	0.01	0.03	(0.03)	3.79	0.72	1,581,245	0.78		0.78		0.75		0.59		24
Year ended 08/31/20	3.77	0.06	0.02	0.08	(0.06)	3.79	2.14	896,488	0.82		0.82		0.76		1.56		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.03	405,334	0.82	(d)	0.82	(d)	0.76	(d)	1.72	(d)	13
Year ended 05/31/19	3.72	0.07	0.03	0.10	(0.07)	3.75	2.74	402,504	0.85		0.85		0.77		1.85		69
Class Y
Year ended 08/31/23	3.73	0.10	(0.01)	0.09	(0.10)	3.72	2.30	1,144,013	0.49		0.49		0.49		2.76		92
Year ended 08/31/22	3.80	0.03	(0.07)	(0.04)	(0.03)	3.73	(1.08)	1,538,307	0.50		0.50		0.49		0.82		114
Year ended 08/31/21	3.79	0.03	0.02	0.05	(0.04)	3.80	1.24	1,764,272	0.53		0.53		0.50		0.84		24
Year ended 08/31/20	3.77	0.07	0.02	0.09	(0.07)	3.79	2.39	1,230,817	0.57		0.57		0.51		1.81		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.09	797,580	0.57	(d)	0.57	(d)	0.51	(d)	1.97	(d)	13
Year ended 05/31/19	3.72	0.08	0.03	0.11	(0.08)	3.75	3.00	786,224	0.60		0.60		0.52		2.09		69
Class R6
Year ended 08/31/23	3.75	0.11	(0.03)	0.08	(0.10)	3.73	2.10	62,833	0.42		0.42		0.42		2.83		92
Year ended 08/31/22	3.81	0.03	(0.06)	(0.03)	(0.03)	3.75	(0.75)	45,727	0.44		0.44		0.43		0.88		114
Year ended 08/31/21	3.80	0.03	0.02	0.05	(0.04)	3.81	1.32	25,405	0.44		0.44		0.41		0.93		24
Year ended 08/31/20	3.77	0.07	0.03	0.10	(0.07)	3.80	2.72	2,903	0.50		0.51		0.44		1.88		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.10	10	0.50	(d)	0.50	(d)	0.44	(d)	2.05	(d)	13
Period ended 05/31/19(e)	3.75	0.00	0.00	0.00	(0.00)	3.75	2.73	10	0.50	(d)	0.50	(d)	0.42	(d)	2.20	(d)	69

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Short Term Municipal Fund

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Invesco Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of three different classes of shares: Class A, Class Y and Class R6. Class Y shares are available only to certain investors. Class A, Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.	Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal

30	Invesco Short Term Municipal Fund

Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $100 million	0.500%

Next $150 million	0.450%

Next $250 million	0.425%

Next $500 million	0.400%

Next $4 billion	0.370%

Over $5 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y and Class R6 shares to 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers

31	Invesco Short Term Municipal Fund

reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2023, IDI advised the Fund that IDI retained $6,125 in front-end sales commissions from the sale of Class A shares and $7,357 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,766,873,061	$ –	$1,766,873,061

MuniFund Preferred Shares	–	32,620,000	–	32,620,000

U.S. Dollar Denominated Bonds & Notes	–	–	325,000	325,000

Total Investments in Securities	–	1,799,493,061	325,000	1,799,818,061

Other Investments - Assets

Investments Matured	–	321,570	–	321,570

Total Investments	$–	$1,799,814,631	$325,000	$1,800,139,631

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, the Fund engaged in securities purchases of $246,585,377 and securities sales of $293,165,130, which resulted in net realized gains (losses) of $(3,573,158).

32	Invesco Short Term Municipal Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,023.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022

Ordinary income*	$1,154,347	$402,902

Ordinary income-tax-exempt	50,676,629	18,620,080

Total distributions	$51,830,976	$19,022,982

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2023

Undistributed tax-exempt income	$9,832,944

Net unrealized appreciation (depreciation) – investments	(7,859,685)

Temporary book/tax differences	(39,325)

Capital loss carryforward	(35,953,673)

Shares of beneficial interest	1,852,866,945

Total net assets	$1,818,847,206

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of August 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$18,547,729	$17,405,944	$35,953,673

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2023 was $1,911,996,839 and $2,481,149,154, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 2,800,733

Aggregate unrealized (depreciation) of investments	(10,660,418)

Net unrealized appreciation (depreciation) of investments	$(7,859,685)

Cost of investments for tax purposes is $1,807,999,316.

33	Invesco Short Term Municipal Fund

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of deemed dividends, amortization and accretion on debt securities and market discounts, on August 31, 2023, undistributed net investment income was increased by $439,693, undistributed net realized gain (loss) was decreased by $119,380 and shares of beneficial interest was decreased by $320,313. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended		Year ended
	August 31, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	30,017,027	$111,940,119	117,070,926	$441,433,972

Class C(b)	-	-	545,403	2,054,311

Class Y	209,042,727	780,035,504	322,528,289	1,214,169,350

Class R6	12,463,193	46,661,401	9,033,747	34,071,086

Issued as reinvestment of dividends:
Class A	3,383,777	12,623,660	1,173,576	4,406,761

Class C(b)	-	-	3	13

Class Y	5,636,206	21,027,036	2,240,517	8,418,611

Class R6	68,355	255,758	8,773	33,019

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	2,324,699	8,721,184

Class C	-	-	(2,335,886)	(8,721,184)

Reacquired:
Class A	(137,130,281)	(511,551,165)	(268,989,560)	(1,013,613,130)

Class C(b)	-	-	(8,167,903)	(30,458,621)

Class Y	(319,106,517)	(1,190,961,402)	(377,691,670)	(1,421,438,510)

Class R6	(7,903,669)	(29,587,521)	(3,513,548)	(13,216,246)

Net increase (decrease) in share activity	(203,529,182)	$(759,556,610)	(205,772,634)	$(774,139,384)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class C shares activity for the period September 1, 2021 through June 30, 2022 (date of conversion).

34	Invesco Short Term Municipal Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Counselor Series Trust (Invesco Counselor Series Trust) and Shareholders of Invesco Short Term Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Short Term Municipal Fund (one of the funds constituting AIM Counselor Series Trust (Invesco Counselor Series Trust), referred to hereafter as the “Fund”) as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

35	Invesco Short Term Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,011.20	$3.75	$1,021.48	$3.77	0.74%
Class Y	1,000.00	1,012.50	2.49	1,022.74	2.50	0.49
Class R6	1,000.00	1,012.80	2.13	1,023.09	2.14	0.42

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36	Invesco Short Term Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Counselor Series Trust (Invesco Counselor Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Short Term Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Short Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

37	Invesco Short Term Municipal Fund

above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the fees comprising the Fund’s total expense ratio relative to those of peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the

38	Invesco Short Term Municipal Fund

federal securities laws and consistent with best execution obligations.

39	Invesco Short Term Municipal Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2023:

Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	97.77%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

40	Invesco Short Term Municipal Fund

Trustees and Officers

The address of each trustee and officer is AIM Counselor Series Trust (Invesco Counselor Series Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Short Term Municipal Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Short Term Municipal Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Short Term Municipal Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	2003

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold - 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Short Term Municipal Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong - 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher - 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Short Term Municipal Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1331 Spring Street, NW, Suite 2500	11 Greenway Plaza	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Short Term Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-STM-AR-1

ITEM 13.	EXHIBITS

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 22, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 22, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 22, 2023